Commitments and Contingencies (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jul. 31, 2020	Jul. 31, 2019
Commitments and Contingencies
Operating lease expense	$ 14,800	$ 16,500
Operating lease commitments
Total future payments for recognized leasing assets	69,141
Less than One Year	12,175
One to Three Years	24,260
Three to Five Years	7,131
More than Five Years	25,575
Purchase commitments
Total	897,871
Less than One Year	879,555
One to Three Years	17,747
Three to Five Years	462
More than Five Years	107
Unsecured senior notes | 2024 Notes
2022, 2024 and 2030 Notes
Aggregate principal amount	$ 800,000			$ 800,000
Interest rate (as a percent)	3.50%			3.50%
Unsecured senior notes | 2030 Notes
2022, 2024 and 2030 Notes
Aggregate principal amount	$ 750,000		$ 750,000
Interest rate (as a percent)	3.375%		3.375%
Unsecured senior notes | 2027 Notes
2022, 2024 and 2030 Notes
Aggregate principal amount	$ 900,000
Margin rate	1.28%
Unsecured senior notes | Revolving facility
2022, 2024 and 2030 Notes
Aggregate principal amount	$ 5,000
Convertible Debt [Member]
2022, 2024 and 2030 Notes
Total	2,898,364
Less than One Year	913,852
One to Three Years	171,704
Three to Five Years	1,012,184
More than Five Years	800,624
Convertible Debt [Member] | 2024 Notes
2022, 2024 and 2030 Notes
Total	828,000
Less than One Year	828,000
One to Three Years	0
Three to Five Years	0
More than Five Years	0
Convertible Debt [Member] | 2030 Notes
2022, 2024 and 2030 Notes
Total	927,187
Less than One Year	25,313
One to Three Years	50,625
Three to Five Years	50,625
More than Five Years	800,624
Convertible Debt [Member] | 2027 Notes
2022, 2024 and 2030 Notes
Total	1,143,177
Less than One Year	60,539
One to Three Years	121,079
Three to Five Years	961,559
More than Five Years	$ 0